Leases (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
2023 (remainder of year)	$ 50,058	$ 83,235
2024	49,600	18,871
2025	49,600	18,871
2026	47,999	17,299
Total future minimum lease payments	204,854	138,276
Less: Imputed interest	(24,655)	(12,890)
Present value of lease liabilities	180,199	$ 125,386
2027	$ 7,597
Remaining lease term (in years)	3 years 7 months 17 days	3 years 11 months 1 day
Operating Lease Liabilities [Member]
2023 (remainder of year)	$ 25,258	$ 64,364
2024	0
2025	0
2026	0
Total future minimum lease payments	25,258	64,364
Less: Imputed interest	(497)	(2,251)
Present value of lease liabilities	24,761	$ 62,113
Remaining lease term (in years)		9 months 21 days
2027	$ 0
Remaining lease term (in years)	5 months 1 day
Finance Lease Liability [Member]
2023 (remainder of year)	$ 24,800	$ 18,871
2024	49,600	18,871
2025	49,600	18,871
2026	47,999	17,299
Total future minimum lease payments	179,596	73,912
Less: Imputed interest	(24,158)	(10,639)
Present value of lease liabilities	$ 155,438	$ 63,273
Remaining lease term (in years)	3 years 7 months 17 days	3 years 11 months 1 day
2027	$ 7,597